Effective Income Tax Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax provision based on the U.S. federal statutory tax rate		$ 75,806	$ 87,187	$ 47,045
Partnership income not includible in corporate income		(23,644)	(38,702)	(39,279)
State and local taxes, net of federal income tax benefit		4,878	6,323	3,504
Valuation allowance		(119)	(1,473)	0
Tax credits		(1,063)	(1,066)	(1,253)
Change in U.S. tax law	$ 54,200	(54,171)	7,366	0
Foreign currency translation (gains) losses		(10,756)	0	0
Nondeductible expenses and other		(929)	384	456
Total provision (benefit) for income taxes		$ (9,998)	$ 60,019	$ 10,473